Prepaid Expenses - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Abstract]
Prepaid production and warehouse expenses	$ 309	$ 6,066
Prepaid selling and marketing expenses	5,215	299
IPO preparation costs		1,474
Prepaid insurance expenses	8,894	458
Prepaid financing expenses	3,537	777
Other	9,756	2,435
Total	$ 27,711	$ 11,509